Property, Plant & Equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property, Plant & Equipment	Note 10 - Natural Gas & Oil Properties
(Amounts in thousands, except share, per share and per unit data)
The following table summarizes the Group's natural gas and oil properties for the periods presented:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
Costs
Beginning balance	$3,206,739	$3,062,463	$2,866,353
Additions(a)	655,080	353,888	219,490
Disposals(b)	(42,627)	(209,612)	(23,380)
Ending balance	$3,819,192	$3,206,739	$3,062,463
Depletion and impairment
Beginning balance	$(716,364)	$(506,655)	$(336,275)
Depletion expense	(197,126)	(168,093)	(170,380)
Impairment	—	(41,616)	—
Ending balance	$(913,490)	$(716,364)	$(506,655)
Net book value	$2,905,702	$2,490,375	$2,555,808
(a)For the year ended December 31, 2024, the Group added $613,401 from material acquisitions and $6,521 from normal revisions to the Group’s asset retirement obligations. The remaining changes were primarily due to recurring capital expenditures. In 2023, the Group added $266,306 from acquisitions and $42,650 from normal revisions to the Group’s asset retirement obligations. The remaining changes were primarily due to recurring capital expenditures. In 2022, the Group added
$285,212 from acquisitions and $98,802 from normal revisions to the Group’s asset retirement obligations. The remaining additions were primarily due to capital expenditures for completing five Tapstone wells under development as of December 31, 2021, and seven additional wells in which the Group participated with a non-
operating interest in Appalachia. The remaining changes were primarily due to recurring capital expenditures.
(b)For the year ended December 31, 2024, the Group divested $32,736 in undeveloped acreage. In 2023, the Group divested $202,886 in natural gas and oil properties related to the sale of equity interest in DP Lion Equity Holdco LLC, the divested assets previously acquired as part of the ConocoPhillips Asset Acquisition, and other proved properties and undeveloped acreage divestitures. Disposals for the year ended December 31, 2022 were associated with divestitures of natural gas and oil properties in the normal course of business, none of which were material.
Impairment Assessment for Natural Gas and Oil Properties
For the period ended December 31, 2024, the Directors assessed indicators of impairment, noting that commodity prices showed moderate strengthening. As a result of this assessment, no indicators of impairment were identified for the year ended December 31, 2024.
For the year ended December 31, 2023, the Group determined that the carrying amounts of certain proved properties for two fields were not recoverable from future cash flows and recognized an impairment charge of $41,616. No such impairment was recorded during the year ended
December 31, 2022.
Note 11 - Property, Plant & Equipment
(Amounts in thousands, except share, per share and per unit data)
The following tables summarize the Group’s property, plant and equipment for the periods presented:

	Year Ended December 31, 2024
	Buildings and Leasehold Improvements	Equipment	Motor Vehicles	Midstream Assets	Other Property and Equipment	Total
Costs
Beginning balance	$48,255	$32,236	$71,175	$455,128	$26,293	$633,087
Additions(a)	2,978	3,066	19,243	22,597	2,614	50,498
Disposals	(1,391)	(3,577)	(7,473)	(1,575)	(658)	(14,674)
Ending balance(b)	$49,842	$31,725	$82,945	$476,150	$28,249	$668,911
Accumulated depreciation
Beginning balance	$(4,161)	$(8,722)	$(36,142)	$(123,458)	$(4,396)	$(176,879)
Period changes	(1,626)	(3,400)	(13,990)	(31,054)	(3,412)	(53,482)
Disposals	599	2,325	5,935	1,473	658	10,990
Ending balance	$(5,188)	$(9,797)	$(44,197)	$(153,039)	$(7,150)	$(219,371)
Net book value	$44,654	$21,928	$38,748	$323,111	$21,099	$449,540

	Year Ended December 31, 2023
	Buildings and Leasehold Improvements	Equipment	Motor Vehicles	Midstream Assets	Other Property and Equipment	Total
Costs
Beginning balance	$47,682	$30,369	$66,389	$433,484	$23,743	$601,667
Additions(a)	1,134	3,964	11,715	21,644	4,039	42,496
Disposals	(561)	(2,097)	(6,929)	—	(1,489)	(11,076)
Ending balance(b)	$48,255	$32,236	$71,175	$455,128	$26,293	$633,087
Accumulated depreciation
Beginning balance	$(3,607)	$(7,627)	$(29,194)	$(95,826)	$(2,553)	$(138,807)
Period changes	(581)	(3,024)	(12,887)	(27,632)	(2,720)	(46,844)
Disposals	27	1,929	5,939	—	877	8,772
Ending balance	$(4,161)	$(8,722)	$(36,142)	$(123,458)	$(4,396)	$(176,879)
Net book value	$44,094	$23,514	$35,033	$331,670	$21,897	$456,208

	Year Ended December 31, 2022
	Buildings and Leasehold Improvements	Equipment	Motor Vehicles	Midstream Assets	Other Property and Equipment	Total
Costs
Beginning balance	$41,684	$9,492	$45,562	$398,663	$16,039	$511,440
Additions(a)	9,421	20,886	22,399	34,835	7,704	95,245
Disposals	(3,423)	(9)	(1,572)	(14)	—	(5,018)
Ending balance(b)	$47,682	$30,369	$66,389	$433,484	$23,743	$601,667
Accumulated depreciation
Beginning balance	$(2,078)	$(4,089)	$(20,186)	$(69,501)	$(1,606)	$(97,460)
Period changes	(1,819)	(3,547)	(10,270)	(26,330)	(947)	(42,913)
Disposals	290	9	1,262	5	—	1,566
Ending balance	$(3,607)	$(7,627)	$(29,194)	$(95,826)	$(2,553)	$(138,807)
Net book value	$44,075	$22,742	$37,195	$337,658	$21,190	$462,860
(a)Of the $50,498 in additions for 2024, $2,036 was related to acquisitions and $19,007 was associated with right-of-use asset additions for new leases. Of the $42,496 in additions for 2023, $234 was related to acquisitions and $13,279 was associated with right-of-use asset additions for new leases. Of the $95,245 in additions for 2022,
$26,815 was related to acquisitions and $11,295 was associated with right-of-use asset additions for new leases. The remaining capital expenditures were due to recurring capital needs and enhanced sustainability efforts. Refer to Notes 5 and 20 for additional information regarding acquisitions and leases, respectively. The remaining additions were related to routine capital projects on the Group’s compressor and gathering systems, as well as vehicle and equipment additions.
(b)Buildings and leasehold improvements and motor vehicles include right-of-use assets associated with the Group’s leases. Refer to Note 20 for additional information regarding leases.
The Group continued to utilize certain fully depreciated assets during the years ended December 31, 2024, 2023 and 2022 with an original cost basis of
$29,179, $6,546 and $9,222, respectively.